UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Structured International Equity Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.5%

Security	Shares	Value
Australia — 5.5%
AGL Energy, Ltd.	5,331	$84,172
Amcor, Ltd.	17,489	115,245
Australia and New Zealand Banking Group, Ltd.	2,152	52,502
Commonwealth Bank of Australia	6,773	325,600
Computershare, Ltd.	7,201	71,501
CSL, Ltd.	1,683	54,275
Energy Resources of Australia, Ltd.	1,156	14,799
Harvey Norman Holdings, Ltd.	9,642	31,464
James Hardie Industries SE CDI(1)	6,864	36,380
Metcash, Ltd.	15,168	64,934
Newcrest Mining, Ltd.	315	12,396
Orica, Ltd.	5,048	124,735
Origin Energy, Ltd.	8,528	133,508
Paladin Energy, Ltd.(1)	21,868	88,271
Qantas Airways, Ltd.(1)	22,256	62,137
Transurban Group	19,823	101,416
Wesfarmers, Ltd.	9,678	314,890
Wesfarmers, Ltd. PPS	2,800	91,717
Westpac Banking Corp.	4,226	94,100
Woolworths, Ltd.	3,246	90,112

		$1,964,154

Austria — 0.7%
Immofinanz AG(1)	1,427	$5,611
Raiffeisen International Bank-Holding AG	415	23,377
Telekom Austria AG	5,127	78,324
Verbund AG	2,257	90,277
Vienna Insurance Group	849	45,471

		$243,060

Belgium — 3.1%
Anheuser-Busch InBev NV	3,393	$213,092
Belgacom SA	3,158	124,007
Colruyt SA	1,420	80,150
Compagnie Nationale a Portefeuille	786	42,056
Delhaize Group	1,495	104,495
Groupe Bruxelles Lambert SA	1,255	111,177
KBC Groep NV(1)	2,441	106,292
Mobistar SA	542	35,880
Solvay SA	976	103,426
UCB SA	2,038	79,058
Umicore	2,078	97,913

		$1,097,546

Denmark — 3.0%
A.P. Moller - Maersk A/S, Class A	11	$92,455
A.P. Moller - Maersk A/S, Class B	18	156,193
Coloplast A/S	350	43,340
Danske Bank A/S(1)	3,800	100,942
DSV A/S	4,000	82,021
Novo Nordisk A/S, Class B	4,350	456,758
Novozymes A/S, Class B	850	113,248
William Demant Holding A/S(1)	400	29,984

		$1,074,941

Security	Shares	Value
Finland — 3.5%
Elisa Oyj	2,639	$56,438
Fortum Oyj	2,371	67,246
Kesko Oyj, Class B	1,520	75,428
Kone Oyj, Class B	2,793	149,640
Metso Oyj	2,462	116,726
Neste Oil Oyj	2,193	36,379
Nokia Oyj	22,343	239,950
Nokian Renkaat Oyj	267	9,257
Orion Oyj, Class B	1,566	33,307
Outokumpu Oyj	665	11,946
Pohjola Bank PLC	2,449	30,984
Rautaruukki Oyj	1,524	30,286
Sampo Oyj	4,434	124,163
Sanoma Oyj	1,465	33,055
Stora Enso Oyj	10,611	105,432
UPM-Kymmene Oyj	7,882	130,962

		$1,251,199

France — 7.1%
Accor SA	978	$40,135
ADP	705	59,909
Air France-KLM(1)	3,595	65,637
Air Liquide SA	1,289	166,894
Alcatel-Lucent(1)	34,660	121,851
Atos Origin SA(1)	779	36,050
bioMerieux	503	48,490
Carrefour SA	837	45,318
Dassault Systemes SA	1,136	87,202
Edenred(1)	978	20,486
EDF SA	2,930	134,419
Essilor International SA	1,021	68,236
France Telecom SA	836	20,058
GDF Suez	7,807	311,944
Hermes International	792	168,224
Iliad SA	302	34,020
Imerys SA	1,266	75,638
Ipsen SA	1,035	36,473
JC Decaux SA(1)	1,204	35,364
L’Oreal SA	2,700	317,151
LVMH Moet Hennessy Louis Vuitton SA	170	26,672
M6-Metropole Television	1,203	29,448
PPR SA	999	164,308
Safran SA	2,068	65,608
Sanofi-Aventis	1,585	111,048
Societe BIC SA	471	41,807
Suez Environnement Co. SA	4,613	90,259
Total SA	771	41,969
Unibail-Rodamco SE	100	20,865
Vivendi SA	2,876	82,182

		$2,567,665

Germany — 6.0%
BASF SE	5,608	$407,766
Bayer AG	174	12,978
Beiersdorf AG	1,531	99,745
Commerzbank AG(1)	4,217	37,978
Deutsche Lufthansa AG(1)	4,521	96,647
Deutsche Post AG	10,718	199,788
Deutsche Telekom AG	10,637	154,091
E.ON AG	753	23,569
Fraport AG	656	41,615

Security	Shares	Value
Hannover Ruckversicherung AG	964	$48,759
Henkel AG & Co. KGaA	2,184	108,231
Henkel AG & Co. KGaA Vorzug, PFC Shares	2,702	159,376
Infineon Technologies AG(1)	13,383	105,286
K+S AG	127	8,835
Linde AG	196	28,199
Metro AG	1,742	122,072
RWE AG	522	37,406
RWE AG, PFC Shares	913	61,821
SAP AG	6,885	358,701
TUI AG(1)	4,174	48,673

		$2,161,536

Greece — 0.7%
Alpha Bank A.E.(1)	7,701	$50,872
Coca-Cola Hellenic Bottling Co. SA	3,308	85,452
Hellenic Petroleum SA	1,936	15,506
Hellenic Telecommunications Organization SA	3,692	29,491
National Bank of Greece SA(1)	5,061	55,551
Public Power Corp. SA	1,910	31,963

		$268,835

Hong Kong — 4.9%
ASM Pacific Technology, Ltd.	5,800	$52,596
Bank of East Asia, Ltd.	25,000	107,347
BOC Hong Kong Holdings, Ltd.	51,500	161,646
Cathay Pacific Airways, Ltd.	28,000	75,440
Cheung Kong Infrastructure Holdings, Ltd.	9,000	37,635
CLP Holdings, Ltd.	4,500	36,582
Esprit Holdings, Ltd.	4,900	26,288
Hang Lung Group, Ltd.	16,000	106,500
Hang Seng Bank, Ltd.	8,400	122,755
Henderson Land Development Co., Ltd.	3,000	21,382
Hong Kong & China Gas Co., Ltd.	62,600	151,179
Hongkong Electric Holdings, Ltd.	20,500	129,795
Hopewell Holdings, Ltd.	10,500	33,146
Li & Fung, Ltd.	30,000	158,457
Lifestyle International Holdings, Ltd.	11,500	26,974
Mongolia Energy Corp., Ltd.(1)	58,000	22,283
MTR Corp., Ltd.	23,000	87,779
Sands China, Ltd.(1)	39,600	86,048
Shangri-La Asia, Ltd.	40,000	90,501
Television Broadcasts, Ltd.	9,000	48,112
Wharf Holdings, Ltd. (The)	18,000	118,516
Wing Hang Bank, Ltd.	4,500	52,597

		$1,753,558

Ireland — 0.9%
CRH PLC	8,238	$142,277
Elan Corp. PLC(1)	10,964	60,846
Kerry Group PLC	2,352	86,584
Ryanair Holdings PLC	6,737	38,828

		$328,535

Israel — 2.5%
Bank Hapoalim B.M.(1)	19,031	$86,240
Bank Leumi le-Israel B.M.(1)	23,058	106,103
Bezeq Israeli Telecommunication Corp., Ltd.	25,421	66,829
Cellcom Israel, Ltd.	947	31,821
Israel Chemicals, Ltd.	7,462	113,885
Israel Corp., Ltd.(1)	40	42,906
Mizrahi Tefahot Bank, Ltd.	2,658	24,813
NICE-Systems, Ltd.(1)	1,232	40,671

Security	Shares	Value
Partner Communications Co., Ltd.	2,703	$54,890
Teva Pharmaceutical Industries, Ltd. ADR	6,123	317,784

		$885,942

Italy — 3.2%
A2A SpA	19,431	$31,683
Atlantia SpA	4,496	102,772
Autogrill SpA(1)	1,889	25,194
Banca Carige SpA	11,836	28,659
Banca Monte dei Paschi di Siena SpA(1)	6,358	8,949
Enel SpA	7,692	43,937
ENI SpA	13,234	297,994
EXOR SpA	1,415	36,378
Luxottica Group SpA	1,793	52,956
Mediaset SpA	12,353	91,204
Parmalat SpA	40,262	110,677
Snam Rete Gas SpA	22,090	119,759
Telecom Italia SpA	13,914	21,355
Tenaris SA	3,604	74,726
Terna-Rete Elettrica Nazionale SpA	22,023	101,625
UniCredit SpA	7,112	18,541

		$1,166,409

Japan — 11.2%
77 Bank, Ltd. (The)	7,000	$32,964
ABC-Mart, Inc.	600	20,374
Advantest Corp.	2,800	53,182
All Nippon Airways Co., Ltd.(1)	17,000	64,307
Aozora Bank, Ltd.	14,000	23,402
Bank of Kyoto, Ltd. (The)	6,000	53,581
Bank of Yokohama, Ltd. (The)	19,000	93,158
Canon Marketing Japan, Inc.	1,500	18,685
Canon, Inc.	500	23,017
Chiba Bank, Ltd. (The)	12,000	74,086
Chugai Pharmaceutical Co., Ltd.	4,400	77,143
Chugoku Bank, Ltd. (The)	4,000	46,397
Dainippon Sumitomo Pharma Co., Ltd.	4,200	37,931
DeNA Co., Ltd.	400	10,384
FamilyMart Co., Ltd.	1,100	39,005
Fast Retailing Co., Ltd.	600	78,595
Gunma Bank, Ltd. (The)	7,000	35,107
Hachijuni Bank, Ltd. (The)	10,000	51,316
Hiroshima Bank, Ltd. (The)	13,000	53,099
Hitachi Chemical Co., Ltd.	2,100	38,956
Isetan Mitsukoshi Holdings, Ltd.	7,200	79,443
ITOCHU Techno-Solutions Corp.	600	20,491
Iyo Bank, Ltd. (The)	5,000	37,224
J. Front Retailing Co., Ltd.	12,000	61,501
Jafco Co., Ltd.	700	14,631
JSR Corp.	1,900	32,773
Kamigumi Co., Ltd.	6,000	46,865
Kansai Paint Co., Ltd.	5,000	46,642
Kawasaki Kisen Kaisha, Ltd.	22,000	85,426
Keihin Electric Express Railway Co., Ltd.	9,000	85,071
Keio Corp.	12,000	83,903
Kintetsu Corp.	6,000	19,000
Kyowa Hakko Kirin Co., Ltd.	5,000	49,029
Lawson, Inc.	1,200	54,514
Marui Group Co., Ltd.	4,100	32,219
McDonald’s Holdings Co. (Japan), Ltd.	2,200	55,846
Mitsubishi Logistics Corp.	2,000	24,189
Mitsubishi Tanabe Pharma Corp.	5,000	81,800

Security	Shares	Value
Mizuho Trust & Banking Co., Ltd.(1)	28,000	$25,001
NGK Spark Plug Co., Ltd.	4,000	55,644
Nidec Corp.	1,100	108,627
Nissan Chemical Industries, Ltd.	3,000	34,448
NTT DoCoMo, Inc.	144	242,737
Odakyu Electric Railway Co., Ltd.	11,000	101,384
Ono Pharmaceutical Co., Ltd.	1,400	59,489
Oracle Corp. Japan	1,200	54,433
Oriental Land Co., Ltd.	1,000	96,854
Panasonic Corp.	1,300	18,950
Rakuten, Inc.	155	119,310
Santen Pharmaceutical Co., Ltd.	1,700	58,581
Sapporo Hokuyo Holdings, Inc.	5,900	24,327
Senshu Ikeda Holdings, Inc.	12,500	16,598
Seven & i Holdings Co., Ltd.	900	20,892
Shikoku Electric Power Co., Inc.	3,600	106,413
Shin-Etsu Chemical Co., Ltd.	700	35,396
Shizuoka Bank, Ltd. (The)	11,000	94,184
Showa Shell Sekiyu K.K.	3,700	31,149
Suruga Bank, Ltd.	8,000	72,033
Suzuken Co., Ltd.	1,600	50,301
Sysmex Corp.	600	41,141
Taisho Pharmaceutical Co., Ltd.	3,000	63,171
Taiyo Nippon Sanso Corp.	5,000	40,105
Takashimaya Co., Ltd.	6,000	45,166
Takeda Pharmaceutical Co., Ltd.	400	18,750
TEIJIN, Ltd.	18,000	66,647
Toho Gas Co., Ltd.	9,000	47,416
Toray Industries, Inc.	10,000	57,934
Toyo Seikan Kaisha, Ltd.	3,700	63,136
Trend Micro, Inc.	1,500	42,440
Tsumura & Co.	1,500	46,112
Uni-Charm Corp.	2,400	91,682
USS Co., Ltd.	430	33,404
Yahoo! Japan Corp.	55	19,199
Yakult Honsha Co., Ltd.	2,100	61,449
Yokogawa Electric Corp.	5,400	35,426

		$4,035,185

Netherlands — 4.2%
Akzo Nobel NV	2,928	$173,925
ASML Holding NV	5,405	179,175
Koninklijke Ahold NV	16,532	228,503
Koninklijke DSM NV	2,324	124,376
Koninklijke KPN NV	17,468	291,736
Koninklijke Vopak NV	780	39,023
QIAGEN NV(1)	5,417	102,648
Randstad Holding NV(1)	1,813	86,369
TNT NV	4,950	131,640
Unilever NV	4,491	133,369

		$1,490,764

New Zealand — 0.5%
Auckland International Airport, Ltd.	17,943	$28,752
Contact Energy, Ltd.(1)	5,917	26,425
Fletcher Building, Ltd.	822	5,150
Sky City Entertainment Group, Ltd.	10,683	24,637
Telecom Corporation of New Zealand, Ltd.	54,195	84,588

		$169,552

Security	Shares	Value
Norway — 2.2%
DnB NOR ASA	10,500	$144,232
Orkla ASA	2,400	23,259
Statoil ASA	12,150	265,379
Telenor ASA	12,400	200,149
Yara International ASA	2,800	147,638

		$780,657

Portugal — 1.5%
Banco Comercial Portugues SA	38,838	$35,331
Banco Espirito Santo SA	12,732	63,228
Brisa Auto-Estradas de Portugal SA	3,376	25,580
CIMPOR-Cimentos de Portugal, SGPS, SA	4,283	29,773
EDP - Energias de Portugal SA	25,718	98,387
Galp Energia, SGPS, SA, Class B	3,613	69,712
Jeronimo Martins, SGPS, SA	5,256	78,931
Portugal Telecom, SGPS, SA	9,837	142,167

		$543,109

Singapore — 3.8%
Ascendas Real Estate Investment Trust	38,000	$60,655
Capitaland, Ltd.	21,000	63,346
ComfortDelGro Corp., Ltd.	12,000	13,768
DBS Group Holdings, Ltd.	15,000	161,559
Genting Singapore PLC(1)	88,000	148,058
Jardine Cycle & Carriage, Ltd.	4,000	121,868
Neptune Orient Lines, Ltd.(1)	18,000	29,919
Olam International, Ltd.	21,000	51,046
Oversea-Chinese Banking Corp., Ltd.	33,000	230,518
Singapore Airlines, Ltd.	7,000	85,848
Singapore Press Holdings, Ltd.	28,000	89,963
Singapore Telecommunications, Ltd.	25,000	59,900
StarHub, Ltd.	12,000	24,649
United Overseas Bank, Ltd.	15,000	216,509
Wilmar International, Ltd.	3,000	14,907

		$1,372,513

Spain — 4.7%
Abertis Infraestructuras SA	4,674	$92,429
Banco Bilbao Vizcaya Argentaria SA	4,343	57,217
Banco de Valencia SA	4,189	23,644
Banco Popular Espanol SA	13,365	86,554
Bankinter SA	4,771	31,827
Criteria Caixacorp SA	16,072	90,801
EDP Renovaveis SA(1)	4,004	23,225
Enagas	3,646	80,418
Gestevision Telecinco SA	1,852	23,633
Grifols SA	2,272	36,830
Iberdrola Renovables SA	25,865	87,385
Iberdrola SA	23,801	201,090
Iberia Lineas Aereas de Espana SA(1)	8,782	38,577
Indra Sistemas SA	1,732	33,938
Industria de Diseno Textil SA	2,660	222,164
Red Electrica Corp. SA	1,983	99,648
Repsol YPF SA	2,491	69,076
Telefonica SA	13,160	355,616
Zardoya Otis SA	2,380	39,677

		$1,693,749

Sweden — 3.4%
Hennes & Mauritz AB, Class B	4,900	$172,582
Millicom International Cellular SA SDR	1,200	113,264
Nordea Bank AB	22,400	246,639

Security	Shares	Value
Skandinaviska Enskilda Banken AB, Class A	1,200	$9,303
Swedbank AB, Class A(1)	6,500	90,893
Tele2 AB, Class B	5,700	125,270
Telefonaktiebolaget LM Ericsson, Class B	24,000	263,942
TeliaSonera AB	23,000	192,118

		$1,214,011

Switzerland — 7.0%
ABB, Ltd.(1)	1,591	$32,955
Actelion, Ltd.(1)	1,952	97,518
Adecco SA	1,955	109,386
Baloise Holding AG	929	85,837
BKW FMB Energie AG	126	8,587
Compagnie Financiere Richemont AG, Class A	5,078	253,282
Holcim, Ltd.	2,255	140,478
Kuehne & Nagel International AG	900	111,338
Lindt & Spruengli AG	1	28,666
Lindt & Spruengli AG PC	21	57,099
Logitech International SA(1)	4,303	81,579
Nestle SA	1,527	83,641
Novartis AG	6,536	378,713
Roche Holding AG	1,795	263,603
Schindler Holding AG	391	42,516
Schindler Holding AG PC	671	71,909
SGS SA	87	139,155
Sonova Holding AG	786	91,036
Straumann Holding AG	229	47,941
Swatch Group AG (The)	726	50,481
Swisscom AG	424	177,071
Syngenta AG	564	156,164
Synthes, Inc.	160	19,084

		$2,528,039

United Kingdom — 11.9%
Aggreko PLC	4,500	$113,551
ARM Holdings PLC	26,806	156,500
AstraZeneca PLC	272	13,682
Autonomy Corp. PLC(1)	3,483	81,550
Barclays PLC	5,131	22,548
BG Group PLC	18,873	367,384
BP PLC	24,346	165,484
British Airways PLC(1)	12,947	56,105
Cable & Wireless Communication PLC	6,385	5,473
Cable & Wireless Worldwide PLC	4,900	5,512
Cairn Energy PLC(1)	21,358	132,003
Centrica PLC	46,899	249,553
Compass Group PLC	7,259	59,487
Experian PLC	16,453	191,180
Fresnillo PLC	3,340	66,879
GlaxoSmithKline PLC	2,441	47,667
HSBC Holdings PLC	22,599	235,202
Inmarsat PLC	1,494	15,600
Johnson Matthey PLC	2,337	71,668
Kingfisher PLC	36,498	139,042
Lloyds Banking Group PLC(1)	21,106	23,198
Next PLC	3,292	120,534
Petrofac, Ltd.	4,129	96,756
Randgold Resources, Ltd.	1,259	118,000
Reckitt Benckiser Group PLC	372	20,783
Royal Bank of Scotland Group PLC(1)	64,965	46,483
Royal Dutch Shell PLC, Class A	11,258	365,359
Royal Dutch Shell PLC, Class B	8,448	270,350

Security	Shares	Value
SABMiller PLC	5,512	$178,829
Sage Group PLC (The)	26,611	114,826
Scottish and Southern Energy PLC	1,193	22,047
Serco Group PLC	11,192	110,104
Shire PLC	6,927	162,557
Standard Chartered PLC	943	27,276
Tesco PLC	9,339	63,913
Tullow Oil PLC	3,007	57,112
Vodafone Group PLC	44,297	121,090
Whitbread PLC	1,339	36,324
WM Morrison Supermarkets PLC	26,673	125,529

		$4,277,140

Total Common Stocks (identified cost $31,160,737)		$32,868,099

Rights — 0.0%(2)

Security	Shares	Value
Standard Chartered PLC, Exp. 11/5/10(1)	117	$985

Total Rights (identified cost $0)		$985

Total Investments — 91.5% (identified cost $31,160,737)		$32,869,084

Other Assets, Less Liabilities — 8.5%		$3,046,219

Net Assets — 100.0%		$35,915,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
Euro	35.6%	$12,812,407
British Pound Sterling	11.9	4,278,125
Japanese Yen	11.2	4,035,185
Swiss Franc	7.0	2,528,039
Australian Dollar	5.5	1,964,154
Hong Kong Dollar	4.9	1,753,558
Singapore Dollar	3.8	1,372,513
Swedish Krona	3.4	1,214,011
Danish Krone	3.0	1,074,941
Norwegian Krone	2.2	780,657
Israeli Shekel	1.6	568,158
United States Dollar	0.9	317,784
New Zealand Dollar	0.5	169,552

Total Investments	91.5%	$32,869,084

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	14.2%	$5,109,780
Industrials	10.8	3,888,716
Consumer Staples	9.8	3,502,182
Consumer Discretionary	9.7	3,462,946
Materials	9.2	3,318,457
Health Care	8.9	3,197,304
Telecommunication Services	8.0	2,864,144
Utilities	7.3	2,635,865
Energy	7.3	2,615,199
Information Technology	6.3	2,273,506
Other	0.0	985

Total Investments	91.5%	$32,869,084

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,160,737

Gross unrealized appreciation	$2,604,148
Gross unrealized depreciation	(895,801)

Net unrealized appreciation	$1,708,347

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$—	$9,294,962		$—	$9,294,962
Developed Europe	271,958	22,415,237		—	22,687,195
Middle East/Africa	317,784	568,158		—	885,942

Total Common Stocks	$589,742	$32,278,357	*	$—	$32,868,099

Rights	$985	$—		$—	$985

Total Investments	$590,727	$32,278,357		$—	$32,869,084

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Effective November 1, 2010, the name of the Fund was changed from Eaton Vance Structured International Equity Fund.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: December 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: December 27, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 27, 2010